Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	739,249,699.01	36,337
Yield Supplement Overcollateralization Amount 09/30/23	71,095,571.79	0
Receivables Balance 09/30/23	810,345,270.80	36,337
Principal Payments	29,853,619.32	794
Defaulted Receivables	814,136.47	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/23	67,540,191.24	0
Pool Balance at 10/31/23	712,137,323.77	35,514

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.81%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,809,421.10	313
Past Due 61-90 days	1,662,523.21	63
Past Due 91-120 days	414,801.49	21
Past Due 121+ days	0.00	0
Total	9,886,745.80	397

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	514,338.61
Aggregate Net Losses/(Gains) - October 2023	299,797.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.46%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	6,409,235.91
Actual Overcollateralization	6,409,235.91
Weighted Average Contract Rate	5.68%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	53.35

Flow of Funds	$ Amount
Collections	34,191,634.96
Investment Earnings on Cash Accounts	27,224.38
Servicing Fee	(675,287.73)
Transfer to Collection Account	-
Available Funds	33,543,571.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,886,660.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	5,339,127.95
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,409,235.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,596,061.55

Total Distributions of Available Funds	33,543,571.61

Servicing Fee	675,287.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 10/16/23	732,596,451.72
Principal Paid	26,868,363.86
Note Balance @ 11/15/23	705,728,087.86

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2a
Note Balance @ 10/16/23	217,226,553.58
Principal Paid	18,842,293.84
Note Balance @ 11/15/23	198,384,259.74
Note Factor @ 11/15/23	76.8216619%

Class A-2b
Note Balance @ 10/16/23	92,529,898.14
Principal Paid	8,026,070.02
Note Balance @ 11/15/23	84,503,828.12
Note Factor @ 11/15/23	76.8216619%

Class A-3
Note Balance @ 10/16/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	279,880,000.00
Note Factor @ 11/15/23	100.0000000%

Class A-4
Note Balance @ 10/16/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	97,610,000.00
Note Factor @ 11/15/23	100.0000000%

Class B
Note Balance @ 10/16/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	30,230,000.00
Note Factor @ 11/15/23	100.0000000%

Class C
Note Balance @ 10/16/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	15,120,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,079,146.20
Total Principal Paid	26,868,363.86
Total Paid	29,947,510.06

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	937,694.62
Principal Paid	18,842,293.84
Total Paid to A-2a Holders	19,779,988.46

Class A-2b
SOFR Rate	5.32031%
Coupon	5.75031%
Interest Paid	443,396.33
Principal Paid	8,026,070.02
Total Paid to A-2b Holders	8,469,466.35

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0558302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6649106
Total Distribution Amount	29.7207408

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.6310975
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.9642729
Total A-2a Distribution Amount	76.5953704

A-2b Interest Distribution Amount	4.0308757
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.9642729
Total A-2b Distribution Amount	76.9951486

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	198.72
Noteholders' Third Priority Principal Distributable Amount	562.74
Noteholders' Principal Distributable Amount	238.54

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	5,038,175.22
Investment Earnings	22,499.26
Investment Earnings Paid	(22,499.26)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,004,849.52	4,848,579.31	4,910,639.51
Number of Extensions	169	160	168
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.58%	0.56%